Related Party Balance and Transactions - Schedule of Balance with a Related Party (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Nebula 360 Services Limited [Member]
Related Party Transaction [Line Items]
Prepayment to a related party			$ 78,086